FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	    December 31, 2004

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     59

	c.	Information Table Value Total	$ 203,844

		List of Other Included Managers	    None


FORM 13 F
(SEC USE ONLY)

Quarter Ending December 31, 2004
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                       Mkt Val       # OF
Security                  Type     SYMBOL   CUSIP #     x 1000      SHARES

ALBERTSONS INC            common   abs      013104104      3,718    155,701
AMERICAN ELEC PWR         common   aep      025537101        166      4,835
AMERICAN EXPRESS          common   axp      025816109        329      5,835
ANHEUSER-BUSCH            common   bud      035229103        145      2,860
AUTOMATIC DATA PROCESSING common   adp      053015103        290      6,546
BANK OF AMERICA           common   bac      060505104      1,995     42,460
BECTON DICKINSON & CO.    common   bdx      075887109        125      2,200
BLOCK H & R INC           common   hrb      093671105        373      7,605
BP AMOCO PLC              common   bp       055622104     10,136    173,558
CINERGY CORP.             common   cin      172474108      5,852    140,563
CITIGROUP                 common   c        172967101        110      2,273
COCA-COLA CO              common   ko       191216100      5,037    120,971
CON AGRA                  common   cag      205887102        318     10,800
CON EDISON                common   ed       209115104      2,088     47,720
CONOCOPHILLIPS            common   cop      20825c104      3,140     36,161
CORNING                   common   glw      219350105      3,601    305,950
DOMINION RES.             common   d        25746u109        491      7,250
DUPONT                    common   dd       263534109      6,334    129,136
EMERSON ELECTRIC          common   emr      291011104      7,005     99,931
EXXON MOBIL               common   xom      30231G102      4,296     83,807
FIRSTENERGY               common   fe       337932107        151      3,830
FREESCALE SEMICONDUCTOR   common   fsl.b    35687M206        363     19,785
GENERAL ELECTRIC          common   ge       369604103      8,639    236,681
GENERAL MILLS             common   gis      370334104      8,067    162,281
GENERAL MOTORS            common   gm       370442105      4,577    114,256
GENUINE PARTS             common   gpc      372460105      5,415    122,892
GOODRICH, B F             common   gr       382388106      4,477    137,178
HERSHEY FOODS             common   hsy      427866108        605     10,891
HEWLETT-PACKARD           common   hpq      428236103      5,968    284,590
HOME DEPOT INC.           common   hd       437076102      7,036    164,635
HONEYWELL INTL            common   hon      438516106        666     18,810
INTL BUS. MACHINES        common   ibm      459200101        360      3,655
JOHNSON & JOHNSON         common   jnj      478160104      6,744    106,339
JP MORGAN CHASE           common   jpm      46625H100      6,492    166,413
KEYSPAN ENERGY            common   kse      49337W100        809     20,500
KIMBERLY CLARK            common   kmb      494368103      7,903    120,085
LIMITED INC               common   ltd      532716107      1,849     80,329
LUBRIZOL CORP             common   lz       549271104      3,755    101,875
MARATHON OIL              common   mro      565849106      7,250    192,767
MCDONALDS                 common   mcd      580135101      2,331     72,699
MCGRAW HILL INC           common   mhp      580645109        145      1,580
MICROSOFT CORP            common   msft     594918104      4,748    177,676
MINNESOTA MING/MFG        common   mmm      88579y101        414      5,045
MOTOROLA INC              common   mot      620076109      4,466    259,627
NATIONAL CITY             common   ncc      635405103      6,270    166,972
PEPSICO                   common   pep      713448108        130      2,497
PFIZER INC                common   pfe      717081103      4,959    184,415
PPG CORP                  common   ppg      693506107      5,264     77,230
PROGRESS ENERGY           common   pgn      743263105        158      3,500
SANMINA CORP              common   sanm     800907107        365     43,036
SARA LEE CORP             common   sle      803111103      5,923    245,368
SBC COMM.                 common   sbc      78387G103      5,219    202,524
SCHERING PLOUGH           common   sgp      806605101      1,562     74,815
UNITED PARCEL SERVICE     common   ups      911312106        172      2,010
VERIZON                   common   vz       92343V104      6,634    163,761
VF CORP                   common   vfc      918204108      7,844    141,646
WACHOVIA                  common   wb       929903102     10,194    193,793
WASHINGTON MUTUAL         common   wm       939322103        175      4,145
WYETH                     common   wye      983024100        196      4,603

                                                         203,844